7. CAPITAL STOCK (Details Narrative) - Quarterly Report - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Sep. 30, 2014	Jun. 04, 2014	Mar. 31, 2014	Mar. 18, 2014
Preferred Stock, Par Value					$ 1.00
Preferred Stock, Shares Authorized					21
Preferred Stock, Shares Issued					0
Preferred Stock, Shares Outstanding					0
Conversion and Voting Rights Ratio					1:1
Common Stock, Shares to be Issued	607,335	224,000		607,335	1,048,000
Stock Options Issued Shares	1,686,341			1,686,341			72.06
Number of Shares Post Conversion	654,050	400,000			21,954,160
Stock Subscription Receivable		$ 200,000					$ 72
Series A Preferred Accrued Dividend					$ (4,358)
Common Shares Coverted from Preferred					0.513
Common Shares Converted					156,293
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000		200,000,000	200,000,000
Common Stock, Shares Issued	44,505,238	40,817,000	38,909,000	44,505,238	38,909,000		0	36,000,000
Common Stock, Value	$ 44,505	$ 40,817	$ 38,909	$ 44,505	$ 38,909
Common Stock, Shares Outstanding	44,505,238	40,817,000	38,909,000	44,505,238	38,909,000		0
Common stock Issued for Cash Shares	960,335	684,000	1,048,000		2,059,000
Common stock Issued for Cash Value	$ 576,200	$ 342,000	$ 524,000		$ 205,900
Stock Issued for Consulting Services, Shares	850,000	430,000
Torrey Hills Capital
Stock Issued for Consulting Services, Shares				75,000
Monthly Compensation				$ 5,000
Caro Capital
Stock Issued for Consulting Services, Shares				200,000
Monthly Compensation				$ 2,000
Demeter Capital
Stock Issued for Consulting Services, Shares				100,000
Vincent Keber
Common Stock, Par Value						$ 0.1
Common Stock, Shares Issued						250,000
Common Stock, Value						$ 25,000
Compensation expense Amortized						$ 2,055
Ean Seeb
Common Stock, Par Value						$ 0.1
Common Stock, Shares Issued						250,000
Common Stock, Value						$ 25,000
Compensation expense Amortized						$ 2,055
Sebastian Stant
Common Stock, Par Value						$ 0.1
Common Stock, Shares Issued						250,000
Common Stock, Value						$ 25,000
Compensation expense Amortized						$ 6,164
Jesus Quintero
Common Stock, Par Value						$ 0.1
Common Stock, Shares Issued						100,000
Common Stock, Value						$ 10,000
Compensation expense Amortized						$ 2,466